                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4980

                      TCW CONVERTIBLE SECURITIES FUND, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                        1
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ITEM 1.      REPORT TO STOCKHOLDERS.

[TCW CONVERTIBLE SECURITIES FUND, INC. LOGO]

TCW CONVERTIBLE
SECURITIES FUND, INC.

ANNUAL REPORT
DECEMBER 31, 2003

[TCW CONVERTIBLE SECURITIES FUND, INC. LOGO]

TCW CONVERTIBLE SECURITIES FUND, INC.
THE PRESIDENT'S LETTER

DEAR SHAREHOLDER:

After three down years, equities rallied across the board in 2003, fueled by economic recovery, fiscal stimulus and all-time lows in interest rates. Falling jobless claims, improving manufacturing activity and growing consumer confidence played a vital role in the recovery. The Fed maintained an accommodative bias and injected plenty of liquidity into the system. The resulting ease in credit conditions enabled the financial markets to regain a sound footing. This benign environment contributed to the outstanding absolute returns of the TCW Convertible Securities Fund, Inc.

PERFORMANCE OF THE FUND'S SHARES

For the year ended December 31, 2003, the market price of the TCW Convertible Securities Fund, Inc. (the "Fund") returned 25.1% with dividends reinvested, while Net Asset Value increased by 26.8%. For the same period, the S&P 500 Index delivered a total return of 28.7% while the CS First Boston Convertible Securities Index generated a total return of 28.0%.

For most of the year, the market price of the Fund traded at a discount to Net Asset Value. The discount averaged 8.6% with a high of 14.7%. The Fund paid a total dividend of 22 cents per share in 2003. The income of the Fund is highly dependent on the level of short- and intermediate-term interest rates, which were at 40-year lows in 2003. As rates rise or fall, Fund income is likely to move in unison, albeit with a lag.

PORTFOLIO STRUCTURE AND STRATEGY

The Fund managers use a top-down strategy in determining sector allocations and portfolio characteristics. Following that determination, the Fund buys individual securities with strong and improving business fundamentals for the portfolio. The Fund does not purchase securities that may be in default or where the dividends are in arrears.

The portfolio structure was balanced throughout the year, providing moderate income and capital appreciation. In the first half of 2003, rich pricing conditions favored issuers more than investors, and yields dropped. This reduced income in the third and fourth quarters of 2003. During the year, the portfolio comprised about 65 securities, diversified across all sectors. The aggregate composition of the portfolio was investment grade.

At year-end, the portfolio maintained a similar profile. We continued to emphasize balanced securities that provide both income and capital appreciation potential. The portfolio maintained an above average weighting in media, financial services, consumer discretionary and healthcare sectors. The portfolio was underweight in basic materials and industrial commodity sectors. The largest sectors were information technology at 24%, healthcare at 16%, financial services at 16% and consumer discretionary at 20%.

SHARE REPURCHASE PLAN

During the year, the Fund's shares traded at a significant discount to NAV. When the discount approached 15%, the Fund's Board of Directors reinstituted the share repurchase plan adopted in 2000 for purposes of enhancing shareholder value. In 2000, the Fund repurchased 624,700 shares, leaving a balance of 1,375,300 shares. In 2003, the Board of Directors approved a resolution authorizing the Fund to repurchase up to 1,000,000 additional shares. For the year ended December 31, 2003, the Fund has repurchased 1,476,000 shares at an average price of $4.93 per share (average discount of 10.22% from NAV). The Fund expects to continue to repurchase its outstanding shares if the shares trade at a sufficient discount. The precise timing of the repurchases and the number of shares repurchased will depend on market conditions and corporate and regulatory requirements.

DIVIDEND REINVESTMENT PLAN

Shareholders who wish to add to their investment may do so through the Dividend Reinvestment Plan (the "Plan"). Under the Plan, your dividend is used to purchase shares on the open market whenever shares, including the related sales commission, are selling below the Fund's Net Asset Value per share. If the market price, including commission, is selling above the Net Asset Value, you will receive shares at a price equal to the higher of the Net Asset Value per share on the payment date or 95% of the closing market price on the payment date.

To enroll in the Plan, if your shares are registered in your name, write to The Bank of New York, Church Street Station, P.O. Box #11002, New York, New York 10277-0770, or call toll free at (800) 524-4458. If your shares are held by a brokerage firm, please call your broker. If you need assistance, please call our investor relations department at (877) 829-4768 or visit our website at www.tcw.com. As always, we would be pleased to accommodate your investment needs.

DISCLOSURE OF PORTFOLIO INFORMATION

It is the policy of the Fund to provide certain unaudited information regarding its portfolio composition as of month-end (the "Portfolio Holdings") to shareholders and others upon request to the Fund, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day).

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Fund between 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day).

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Fund reserves the right to refuse to fulfill a request if it believes that providing Portfolio Holdings would be contrary to its best interests.

In addition to the policy stated above, the Fund may disclose Portfolio Holdings at other times to analysts or rating agencies. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of the Fund), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of Fund shares. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Fund, including the Fund's custodian, pricing services, and administrators, as necessary for the provision of services to the Fund.

Sincerely,


/s/ Ernest O. Ellison                              /s/ Alvin R. Albe Jr.

Ernest O. Ellison                                  Alvin R. Albe Jr.
Chairman                                           President &
                                                   Chief Executive Officer

TCW CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                          ----------------
                FIXED INCOME SECURITIES

                AUTOMOTIVE (1.0% OF NET ASSETS)
$ 1,595,000     Wabash National Corp.,
                  (144A), 3.25%, due
                  08/01/08                           $      2,805,206*
                                                     ----------------
                BANKING & FINANCIAL
                  SERVICES (6.1%)
  3,485,000     Bear Stearns Co., Inc.,
                  Exchangeable Fifth Third
                  Bancorp, 0.25%,
                  due 05/12/10                              3,781,225
  6,165,000     E*TRADE Group, Inc., 6.75%,
                  due 05/15/08                              7,498,181+
  4,285,000     Legg Mason, Inc., 0%,
                  due 06/06/31                              2,742,400
  2,620,000     Silicon Valley Bancshares,
                  (144A), 0%, due 06/15/08                  3,094,875*
                                                     ----------------
                    Total Banking &
                      Financial Services                   17,116,681
                                                     ----------------
                COMMERCIAL SERVICES (1.2%)
  4,915,000     Manpower, Inc., 0%,
                  due 08/17/21                              3,434,356
                                                     ----------------
                COMMUNICATIONS (1.4%)
    255,000     Comverse Technology, Inc., 0%,
                  due 05/15/23                                300,900
  3,115,000     Comverse Technology, Inc.,
                  (144A), 0%, due 05/15/23                  3,675,700*
                                                     ----------------
                    Total Communications                    3,976,600
                                                     ----------------
                COMPUTER SERVICES (8.7%)
    195,000     Computer Associates
                  International, Inc., 1.625%,
                  due 12/15/09                                299,325+
  3,635,000     Computer Associates
                  International, Inc., (144A),
                  1.625%, due 12/15/09                      5,579,725*
$ 2,370,000     Mercury Interactive Corp., 0%,
                  due 05/01/08                       $      2,710,806+
  4,235,000     Micron Technology, Inc.,
                  (144A), 2.5%, due 02/01/10                5,574,319*+
  5,415,000     Morgan Stanley, Exchangeable
                  Cisco Systems, Inc., 0.25%,
                  due 05/15/10                              6,799,074
  2,555,000     Yahoo!, Inc., (144A), 0%,
                  due 04/01/08                              3,286,369*+
                                                     ----------------
                    Total Computer Services                24,249,618
                                                     ----------------
                COMPUTER SOFTWARE (3.4%)
  2,390,000     DST Systems, Inc., (144A),
                  4.125%, due 08/15/23                      2,862,025*
  4,145,000     International Game Technology,
                  (144A), 0%, due 01/29/33                  3,321,181*
  3,005,000     Veritas Software Corp., (144A),
                  0.25%, due 08/01/13                       3,290,475*
                                                     ----------------
                    Total Computer Software                 9,473,681
                                                     ----------------
                ELECTRONICS (4.0%)
  2,235,000     Dupont Photomasks, Inc.,
                  1.25%, due 05/15/08                       2,626,125
  2,195,000     JDS Uniphase Corp., (144A),
                  0%, due 11/15/10                          2,258,106*
  5,575,000     Lehman Brothers Holdings,
                  Inc., 0.25%, due 08/27/10                 6,212,222@
                                                     ----------------
                    Total Electronics                      11,096,453
                                                     ----------------
                ENTERTAINMENT & LEISURE (2.2%)
  5,680,000     Morgan Stanley, Exchangeable
                  The Walt Disney Co., 0.25%,
                  due 12/30/08                              6,169,616
                                                     ----------------
                HEALTHCARE (2.9%)
  1,945,000     AmeriSource Health Corp., 5%,
                  due 12/01/07                              2,343,725
  8,830,000     Universal Health Services, Inc.,
                  0.426%, due 06/23/20                      5,860,913
                                                     ----------------
                    Total Healthcare                        8,204,638
                                                     ----------------

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $81,053,855 or 29.1% of net assets.
+  Security partially or fully lent (Note 3).
@ Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.

See accompanying Notes to Financial Statements.

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                          ----------------
                HEAVY MACHINERY (0.4%)
$   735,000     Briggs & Stratton Corp., 5%,
                  due 05/15/06                       $      1,018,894
                                                     ----------------
                INDUSTRIAL-DIVERSIFIED (4.9%)
  3,565,000     Tyco International Group SA,
                  (144A), 2.75%,
                  due 01/15/18                              4,567,656*
  6,560,000     Tyco International Group SA,
                  (144A), 3.125%,
                  due 01/15/23                              9,003,600*
                                                     ----------------
                    Total Industrial-
                      Diversified                          13,571,256
                                                     ----------------
                INSURANCE (1.0%)
  2,830,000     Swiss RE America Holding,
                  3.25%, due 11/21/21                       2,681,425
                                                     ----------------
                LODGING (1.6%)
  1,525,000     Hilton Hotels Corp., 3.375%,
                  due 04/15/23                              1,656,531+
  2,455,000     Mandalay Resort Group,
                  1.92%, due 03/21/33                       2,709,706+
                                                     ----------------
                    Total Lodging                           4,366,237
                                                     ----------------
                MEDIA-BROADCASTING &
                  PUBLISHING (3.5%)
  2,245,000     Alloy, Inc., (144A), 5.375%,
                  due 08/01/23                              2,177,650*
  4,695,000     Liberty Media Corp., (144A),
                  Exchangeable Time Warner
                  Inc., 0.75%, due 03/30/23                 5,563,575*
  1,665,000     Liberty Media Corp.,
                  Exchangeable Time Warner
                  Inc., 0.75%, due 03/30/23                 1,973,025+
                                                     ----------------
                    Total Media-
                      Broadcasting
                      & Publishing                          9,714,250
                                                     ----------------
                MEDICAL SUPPLIES (3.4%)
$ 7,000,000     Alza Corp., Exchangeable
                  Johnson & Johnson, Inc.,
                  0%, due 07/28/20                   $      5,101,250
    825,000     Cooper Companies, Inc.,
                  2.625%, due 07/01/23                      1,052,906+
  2,625,000     Cooper Companies, Inc.,
                  (144A), 2.625%,
                  due 07/01/23                              3,350,156*
                                                     ----------------
                    Total Medical Supplies                  9,504,312
                                                     ----------------
                OIL & GAS (3.8%)
  2,580,000     McMoRan Exploration Co.,
                  (144A), 6%, due 07/02/08                  3,966,750*
  2,880,000     Pride International, Inc., 2.5%,
                  due 03/01/07                              3,571,200+
    170,000     Pride International, Inc.,
                  (144A), 2.5%, due 03/01/07                  210,800*
  2,685,000     Pride International, Inc.,
                  (144A), 3.25%,
                  due 05/01/33                              2,856,169*+
                                                     ----------------
                    Total Oil & Gas                        10,604,919
                                                     ----------------
                PHARMACEUTICALS (6.7%)
  6,540,000     Amgen, Inc., 0%,
                  due 03/01/32                              4,962,225
  2,650,000     Axcan Pharma, Inc., (144A),
                  4.25%, due 04/15/08                       3,544,375*
  2,270,000     Gilead Sciences, Inc., 2%,
                  due 12/15/07                              3,109,900+
  2,795,000     Teva Pharmaceutical
                  Industries, Ltd., 0.75%,
                  due 08/15/21                              3,782,194
  2,250,000     Teva Pharmaceutical
                  Industries, Ltd., (144A),
                  0.375%, due 11/15/22                      3,158,775*
                                                     ----------------
                    Total Pharmaceuticals                  18,557,469
                                                     ----------------

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $81,053,855 or 29.1% of net assets.
+  Security partially or fully lent (Note 3).

See accompanying Notes to Financial Statements.

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                          ----------------
                RETAIL (3.2%)
$ 2,785,000     Best Buy Co., Inc., 2.25%,
                  due 01/15/22                       $      3,042,613
  3,475,000     Costco Companies, Inc., 0%,
                  due 08/19/17                              2,958,094
  1,975,000     Gap, Inc., 5.75%,
                  due 03/15/09                              3,039,031
                                                     ----------------
                    Total Retail                            9,039,738
                                                     ----------------
                TELECOMMUNICATIONS (3.7%)
  6,705,000     Liberty Media Corp.,
                  Exchangeable Viacom Inc.,
                  Class B, 3.25%,
                  due 03/15/31                              7,006,725+
  2,800,000     Lucent Technologies, Inc.,
                  2.75%, due 06/15/25                       3,309,250
                                                     ----------------
                    Total Telecommunications               10,315,975
                                                     ----------------
                TRANSPORTATION (3.2%)
    685,000     Alaska Air Group, Inc., 3.67%,
                  due 03/21/23                                880,088+
  1,435,000     Alaska Air Group, Inc., (144A),
                  3.67%, due 03/21/23                       1,843,688*
  4,135,000     Carnival Corp., 0%,
                  due 10/24/21                              2,946,188
  1,600,000     JetBlue Airways Corp., (144A),
                  3.5%, due 07/15/33                        1,682,080*
  1,210,000     Northwest Airlines Corp.,
                  (144A), 6.625%,
                  due 05/15/23                              1,418,725*+
                                                     ----------------
                    Total Transportation                    8,770,769
                                                     ----------------
                    TOTAL FIXED INCOME SECURITIES
                      (COST: $162,775,312)
                      (66.3%)                             184,672,093
                                                     ----------------

 NUMBER OF                                                MARKET
  SHARES                                                  VALUE
-----------                                          ----------------
                EQUITY SECURITIES

                CONVERTIBLE PREFERRED STOCK

                AUTOMOTIVE (3.5%)
    171,085     Ford Motor Co. Capital
                  Trust II, $3.25                    $      9,623,531
                                                     ----------------
                BANKING & FINANCIAL
                  SERVICES (5.6%)
     76,700     Household International,
                  Inc., Exchangeable HSBC
                  Holdings PLC, $2.219                      3,528,200
     97,250     Lehman Brothers Holdings,
                  Inc., $4.125                              4,935,437
     29,900     State Street Corp., $13.50                  7,280,052
                                                     ----------------
                  Total Banking &
                    Financial Services                     15,743,689
                                                     ----------------
                COMMERCIAL SERVICES (3.9%)
     65,750     Cendant Corp., $3.875                       3,287,500+
    263,950     Solectron Corp., $1.8125                    4,421,162
     25,805     Xerox Corp., $6.25                          3,306,266
                                                     ----------------
                    Total Commercial
                      Services                             11,014,928
                                                     ----------------
                ELECTRIC UTILITIES (1.3%)
    105,800     TXU Corp., $4.0625                          3,583,975+
                                                     ----------------
                HEALTHCARE (2.2%)
     50,800     Baxter International,
                  Inc., $3.50                               2,800,350+
     52,900     Omnicare, Inc., $2.00                       3,352,537
                                                     ----------------
                    Total Healthcare                        6,152,887
                                                     ----------------
                INSURANCE (6.5%)
     31,000     Anthem, Inc., $3.00                         2,743,500
    145,700     Chubb Corp., $1.75                          4,219,472
     49,100     Hartford Financial Services
                  Group, Inc., $3.50                        2,988,962

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $81,053,855 or 29.1% of net assets.
+  Security partially or fully lent (Note 3).

See accompanying Notes to Financial Statements.

 NUMBER OF                                                MARKET
  SHARES                                                  VALUE
-----------                                          ----------------
     78,450     Phoenix Companies,
                  Inc., Exchangeable Hilb,
                  Rogal and Hamilton Co.,
                  $2.667                             $      2,701,622
     42,150     Scottish RE Group, Ltd.,
                  $1.469                                    1,133,835
     59,150     The St. Paul Companies,
                  Inc., $4.50                               4,314,993
                                                     ----------------
                    Total Insurance                        18,102,384
                                                     ----------------
                MEDIA-BROADCASTING &
                  PUBLISHING (3.4%)
    100,750     Equity Securities Trust,
                  Exchangeable Cablevision
                  Systems Corp., $1.406                     2,619,500
    103,100     Equity Securities Trust,
                  Exchangeable Cablevision
                  Systems Corp., $2.343                     2,590,388
      2,050     Radio One, Inc., $65.00                     2,203,750
      1,825     Radio One, Inc.,
                  (144A), $65.00                            1,961,875*
                                                     ----------------
                    Total Media-
                      Broadcasting &
                      Publishing                            9,375,513
                                                     ----------------
                OIL & GAS (2.1%)
     27,250     Amerada Hess Corp., $3.50                   1,502,156+
     13,800     Chesapeake Energy Corp.,
                  $5.00                                     1,516,206+
     50,700     Unocal Corp., $3.125                        2,750,475
                                                     ----------------
                    Total Oil & Gas                         5,768,837
                                                     ----------------
                PAPER & FOREST PRODUCTS (1.2%)
     64,150     Boise Cascade Corp., $3.75                  3,311,744
                                                     ----------------
                TELECOMMUNICATIONS (3.2%)
    111,300     Alltel Corp., $3.875                 $      5,578,913
     74,500     Motorola, Inc., $3.50                       3,250,063+
                                                     ----------------
                    Total Telecommunications                8,828,976
                                                     ----------------
                    TOTAL CONVERTIBLE PREFERRED
                      STOCK (COST: $79,788,714)
                      (32.9%)                              91,506,464
                                                     ----------------

                COMMON STOCK
                  (COST: $273,130) (0.1%)

                PHARMACEUTICALS (0.1%)
     24,830     NitroMed, Inc.                                177,659**
                                                     ----------------
                    TOTAL EQUITY SECURITIES
                    (COST: $80,061,844)
                    (33.0%)                                91,684,123
                                                     ----------------

 PRINCIPAL
  AMOUNT
-----------
                SHORT-TERM INVESTMENTS
$   971,810     Bank of Montreal, 1.06%,
                  due 01/15/04                                971,810***
  1,285,614     Bank of Nova Scotia, 1.08%,
                  due 03/03/04                              1,285,614***
  1,285,614     Bank of Nova Scotia, 1.08%,
                  due 03/10/04                              1,285,614***
  3,214,034     Bank of Nova Scotia, 1.08%,
                  due 03/12/04                              3,214,034***
  1,928,420     Bank of Scotland, 1.06%,
                  due 04/02/04                              1,928,420***
    964,210     Bank of the West, 1.075%,
                  due 01/14/04                                964,210***
    642,807     Bear Stearns & Co., 1.135%,
                  due 06/10/04                                642,807***
  1,285,613     BNP Paribas, 0.97%,
                  due 01/07/04                              1,285,613***

  * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $81,053,855 or 29.1% of net assets.
 ** Non-income producing.
*** Represents investments of security lending collateral (Note 3).
  + Security partially or fully lent (Note 3).

See accompanying Notes to Financial Statements.

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                          ----------------
$ 3,214,034     BNP Paribas, 1%,
                  due 01/21/04                       $      3,214,034***
  2,571,227     Canadian Imperial
                  Bank of Commerce, 1.005%,
                  due 11/04/04                              2,571,227***
    642,807     Citigroup, Inc., 1.09%,
                  due 02/06/04                                642,807***
  5,013,893     Credit Agricole Indosuez, 0.98%,
                  due 01/02/04                              5,013,893***
    964,210     Credit Suisse First Boston
                  Corp., 1.14%,
                  due 09/08/04                                964,210***
  1,285,613     Den Danske Bank, 1.02%,
                  due 01/30/04                              1,285,613***
  1,221,333     Dreyfus Cash Management
                  Plus Fund, 0.935%,
                  due 01/02/04                              1,221,333***
    321,403     Falcon Asset Securitization
                  Corp., 1.091%,
                  due 01/13/04                                321,403***
    449,965     Goldman Sachs Financial
                  Square Prime Obligations
                  Fund, 0.955%,
                  due 01/02/04                                449,965***
  2,420,546     Investors Bank &
                  Trust Depository Reserve,
                  0.75%, due 01/01/04                       2,420,546
  9,320,698     Merrimac Cash Fund
                  (Premium Class), 0.976%,
                  due 01/02/04                              9,320,698***
  1,607,017     Royal Bank of Canada, 1.05%,
                  due 02/27/04                              1,607,017***
    961,116     Sheffiled Receivables
                  Corp., 1.091%,
                  due 01/06/04                                961,116***
$   962,750     Sheffiled Receivables
                  Corp., 1.091%,
                  due 01/21/04                       $        962,750***
    642,807     Southtrust Bank, 1.09%,
                  due 02/17/04                                642,807***
    964,210     Toronto Dominion Bank, 1.1%,
                  due 01/08/04                                964,210***
  1,607,017     Wells Fargo & Co., 1.04%,
                  due 01/30/04                              1,607,017***
                                                     ----------------
                    TOTAL SHORT-TERM
                    INVESTMENTS
                      (COST: $45,748,768)
                      (16.4%)                              45,748,768
                                                     ----------------
                    TOTAL INVESTMENTS
                      (COST: $288,585,924)
                      (115.7%)                            322,104,984
                LIABILITIES IN EXCESS OF
                  OTHER ASSETS (-15.7%)                   (43,744,172)
                                                     ----------------
                NET ASSETS (100.0%)                  $    278,360,812
                                                     ================

*** Represents investments of security lending collateral (Note 3).

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003

ASSETS:
     Investments, at Value (Cost: $288,585,924)                                  $    322,104,984
     Receivables for Securities Sold                                                    1,477,536
     Interest and Dividends Receivable                                                  1,011,479
                                                                                 ----------------
          Total Assets                                                                324,593,999
                                                                                 ----------------
LIABILITIES:
     Distributions Payable                                                              1,988,015
     Payables for Fund Shares Redeemed                                                    539,204
     Payables Upon Return of Securities Loaned                                         43,328,222
     Accrued Investment Advisory Fees                                                     135,952
     Other Accrued Expenses                                                               241,794
                                                                                 ----------------
          Total Liabilities                                                            46,233,187
                                                                                 ----------------
NET ASSETS                                                                       $    278,360,812
                                                                                 ================
Net Assets were comprised of:
     Common Stock, par value $0.01 per share, (75,000,000 shares authorized,
       49,509,279 shares issued and outstanding)                                 $        495,093
     Paid-in Capital                                                                  360,861,040
     Undistributed Net Realized (Loss) on Investments                                (114,526,366)
     Net Unrealized Appreciation of Investments                                        33,519,060
     (Overdistributed) Net Investment Income                                           (1,988,015)
                                                                                 ----------------
NET ASSETS                                                                       $    278,360,812
                                                                                 ================
NET ASSET VALUE PER SHARE                                                        $           5.62
                                                                                 ================

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS -- YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
     Interest (including security lending fees of $85,142)                       $      4,517,564
     Dividends (net of foreign withholding of taxes of $88)                             7,604,492
                                                                                 ----------------
          Total Investment Income                                                      12,122,056
                                                                                 ----------------
EXPENSES:
     Investment Advisory Fees                                                           1,537,105
     Accounting Fees                                                                       73,612
     Administration Fees                                                                   99,551
     Audit and Tax Service Fees                                                            46,735
     Transfer Agent Fees                                                                   64,768
     Custodian Fees                                                                        18,878
     Directors' Fees & Expenses                                                            95,860
     Proxy Costs                                                                           59,491
     Listing Fees                                                                          49,565
     Insurance Costs                                                                       11,204
     Legal Fees                                                                            35,650
     Printing and Distribution Costs                                                       39,168
     Miscellaneous                                                                         21,526
                                                                                 ----------------
          Total Expenses                                                                2,153,113
                                                                                 ----------------
          Net Investment Income                                                         9,968,943
                                                                                 ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net Realized (Loss) on Investments                                               (10,406,842)
     Change in Unrealized Appreciation of Investments                                  60,949,112
                                                                                 ----------------
          Net Realized and Unrealized Gain on Investments                              50,542,270
                                                                                 ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $     60,511,213
                                                                                 ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW CONVERTIBLE SECURITIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED         YEAR ENDED
                                                                   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net Investment Income                                          $      9,968,943    $     16,033,572
     Net Realized (Loss) on Investments                                  (10,406,842)        (61,476,304)
     Change in Unrealized Appreciation (Depreciation)
       of Investments                                                     60,949,112         (24,066,081)
                                                                    ----------------    ----------------
          Increase (Decrease) in Net Assets Resulting
             from Operations                                              60,511,213         (69,508,813)
                                                                    ----------------    ----------------
Distributions to Shareholders:
     From Net Investment Income                                           (8,199,902)        (16,033,572)
     Return of Capital                                                    (2,961,779)        (20,060,607)
                                                                    ----------------    ----------------
          Total Distributions to Shareholders                            (11,161,681)        (36,094,179)
                                                                    ----------------    ----------------
Capital Share Transactions:
     Shares Issued in Reinvestment of Dividends
       (46,104 for the year ended December 31, 2003 and 293,492
       for the year ended December 31, 2002)                                 215,306           2,098,841
     Shares Repurchased (1,476,000 for the
       year ended December 31, 2003)                                      (7,277,321)                 --
                                                                    ----------------    ----------------
          Increase (Decrease) in Net Assets Resulting from
            Net Capital Share Transactions                                (7,062,015)          2,098,841
                                                                    ----------------    ----------------
          Total Increase (Decrease) in Net Assets                         42,287,517        (103,504,151)
NET ASSETS:
Beginning of Year                                                        236,073,295         339,577,446
                                                                    ----------------    ----------------
End of Year                                                         $    278,360,812    $    236,073,295
                                                                    ================    ================

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

TCW Convertible Securities Fund, Inc. (the "Fund") was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 5, 1987. The Fund's investment objective is to seek a total investment return, comprised of current income and capital appreciation through investment principally in convertible securities. In accordance with the requirements of Rule 35d-1 under the 1940 Act, the Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in convertible securities. The 80% investment policy described above is non-fundamental and may be changed by the Board of Directors to become effective upon at least 60 days' notice to shareholders.

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts, including original issue discounts, and premiums on securities purchased are recognized as interest income and expense, respectively, using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of identified cost.

DISTRIBUTIONS: Distributions to shareholders are recorded on ex-dividend date. The Fund intends to distribute its investment company taxable income quarterly and to distribute any net realized capital gains at least annually, to the extent required for U.S. federal income tax purposes. The Board of Directors also may, in its discretion, choose to pay distributions in excess of net investment income and net realized capital gains, though it is not required to do so.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be primarily due to differing treatments for losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

A reclassification of $544,702 was made on December 31, 2003, between overdistributed net investment income and undistributed net realized loss on investments as a result of permanent differences between book and tax.

REPURCHASE AGREEMENTS: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price. The Fund did not enter into any repurchase agreements for the year ended December 31, 2003.

NOTE 2--FEDERAL INCOME TAXES:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the year ended December 31, 2003, the Fund recognized on a tax basis a net realized loss of $10,690,734 on security transactions which will be carried forward to 2011. The Fund also has a loss carryforward of $42,470,592 and $61,853,273 which will expire in 2009 and 2010, respectively.

Also for the year ended December 31, 2003, the fund distributed, on a tax basis, $13,248,795 of which $10,287,016 is characterized as ordinary income and $2,961,779 as return of capital.

At December 31, 2003, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities                            $    35,704,331
Depreciated securities                            $    (2,342,775)
                                                  ---------------
Net unrealized (depreciation)                     $    33,361,556
                                                  ===============
Cost of securities for federal
  income tax purposes                             $   288,743,428
                                                  ===============

NOTE 3--INVESTMENT ADVISORY AND SERVICE FEES:

TCW Investment Management Company (the "Advisor") is the investment advisor of the Fund. As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average net assets and 0.50% of the Fund's average net assets in excess of $100 million.

NOTE 4--PURCHASES AND SALES OF SECURITIES:

For the year ended December 31, 2003, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $289,462,995 and $298,991,800, respectively. There were no purchases or sales of U.S. Government securities for the year ended December 31, 2003.

NOTE 5--SECURITY LENDING:

During the year ended December 31, 2003, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At December 31, 2003, the cash received from the borrowing broker was invested in short-term investments valued at $43,328,222 which is 102.7% of the value of the loaned securities.

NOTE 6--DIRECTORS' FEES:

Directors who are not affiliated with the Advisor received, as a group, aggregate fees and expenses of $95,860 from the Fund for the year ended December 31, 2003. Certain officers and/or directors of the Fund are also officers and/or directors of the Advisor.

NOTE 7--RESTRICTED SECURITIES:

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at December 31, 2003.

NOTE 8--SHARE REPURCHASE PLAN:

On November 12, 2003, the Fund reinstituted the Share Repurchase Plan (the "Plan") adopted in 2000 for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. In 2000, the Board of Directors authorized the Fund to adopt the Plan authorizing the Fund to repurchase up to 2,000,000 shares of its common stock. During 2000, the Fund repurchased 624,700 shares, leaving a balance of 1,375,300 shares. In addition, the Board of Directors approved a resolution authorizing the Fund to repurchase up to 1,000,000 additional shares. For the year ended December 31, 2003, the Fund has repurchased 1,476,000 shares at an average discount of 10.22% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares if the shares trade at a sufficient discount although the precise timing of the repurchases and the number of shares repurchased will depend upon market conditions and corporate and regulatory requirements.

TCW CONVERTIBLE SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS

                                                                              YEAR ENDED DECEMBER 31,
                                                     2003             2002             2001             2000            1999
                                                 --------------------------------------------------------------------------------
Net Asset Value Per Share, Beginning of
   Year                                          $       4.63     $       6.70     $       8.48     $      11.32     $       9.37
                                                 ------------     ------------     ------------     ------------     ------------
Income from Operations:
   Net Investment Income (3)                             0.20             0.32             0.38             0.35             0.35
   Impact to Capital for Shares Issued                     --               --            (0.01)              --               --
   Impact to Capital for Shares Repurchased              0.01               --               --             0.02               --
   Net Realized and Unrealized Gains (Losses)
     on Securities                                       1.00            (1.68)           (1.31)           (0.80)            3.15
                                                 ------------     ------------     ------------     ------------     ------------
          Total from Investment Operations               1.21            (1.36)           (0.94)           (0.43)            3.50
                                                 ------------     ------------     ------------     ------------     ------------
Less Distributions:
   Distributions from Net Investment Income             (0.16)           (0.32)           (0.60)           (0.35)           (0.35)
   Distributions from Net Realized Gain                    --               --               --            (2.06)           (1.20)
   Distributions from Paid-in-Capital                   (0.06)           (0.39)           (0.24)              --               --
                                                 ------------     ------------     ------------     ------------     ------------
          Total Distributions                           (0.22)           (0.71)           (0.84)           (2.41)           (1.55)
                                                 ------------     ------------     ------------     ------------     ------------
Net Asset Value Per Share, End of Year           $       5.62     $       4.63     $       6.70     $       8.48     $      11.32
                                                 ============     ============     ============     ============     ============
Market Value Per Share, End of Year              $       4.98     $       4.16     $       8.55     $      10.38     $       9.56
                                                 ============     ============     ============     ============     ============
Total Investment Return (1)                             25.14%          (45.11)%          (9.27)%          34.95%           16.10%
Net Asset Value Total Return (2)                        26.82%          (20.75)%         (10.89)%          (4.79)%          39.16%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)           $    278,361     $    236,073     $    339,577     $    352,555     $    477,608
Ratio of Expenses to Average Net Assets                  0.84%            0.83%            0.75%            0.69%            0.68%
Ratio of Net Investment Income to Average
   Net Assets                                            3.89%            5.82%            5.16%            2.88%            3.47%
Portfolio Turnover Rate                                115.16%           75.04%          129.57%          159.44%          119.92%

(1) Based on market value per share, adjusted for reinvestment of distributions.
(2) Based on net asset value per share, adjusted for reinvestment of distributions.
(3) Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF TCW
CONVERTIBLE SECURITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities of TCW Convertible Securities Fund, Inc., (the "Fund"), including the schedule of investments, as of December 31, 2003 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloittte Touche LLP

Los Angeles, California
February 19, 2004

TCW CONVERTIBLE SECURITIES FUND, INC.
VOTING INFORMATION (UNAUDITED)

REPORT OF ANNUAL MEETING OF SHAREHOLDERS:

The Annual Meeting of Shareholders of the Fund was held on July 16, 2003. At the meeting, the following matters were submitted to a shareholder vote and approved by a vote of a majority of the Fund's outstanding shares; (i) the election of Ernest O. Ellison, Samuel P. Bell, Richard W. Call, Matthew K. Fong; John A. Gavin, Patrick C. Haden, Charles A. Parker and Robert G. Sims as Directors to serve until the next annual meeting of the Fund's shareholders and until their successors are elected and qualify (each Director received 46,243,475 affirmative votes, votes exceptions 421,338 and votes withheld 1,547,620); and
(ii) the ratification of the selection of Deloitte & Touche LLP as independent auditors of the Fund for the fiscal year ending December 31, 2003 (votes for 47,258,220; votes against 515,367 and abstentions 438,846). 50,985,279 shares were outstanding on the record date of this meeting and 48,212,433 shares entitled to vote were present in person or by proxy at the meeting.

TCW CONVERTIBLE SECURITIES FUND, INC.
DIRECTORS AND OFFICERS (UNAUDITED)

A board of eight directors is responsible for overseeing the operations of the TCW Convertible Securities Fund, Inc. The directors of the Fund, and their business addresses and their principal occupations for the last five years are set forth below.

   NAME, ADDRESS,
      AGE AND                TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS
 POSITION WITH FUNDS        LENGTH OF TIME SERVED    DURING PAST 5 YEARS       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------
Ernest O. Ellison (72)       Mr. Ellison has        Vice Chairman of the    None.
865 S. Figueroa Street       served as Chairman     Board, Trust Company
Los Angeles, CA 90017        and a director of      of the West and The
Director                     TCW Convertible        TCW Group, Inc.
                             Securities Fund,
                             Inc. since January
                             1987.

Samuel P. Bell (67)          Mr. Bell has served    President, Los          Point 360 (audio
333 South Hope Street        as a director of TCW   Angeles Business        visual services),
Suite 2660                   Convertible            Advisors since 1996.    TCW Premier Funds
Los Angeles, CA 90071        Securities Fund,       Previously Mr. Bell     (mutual fund) and
Director                     Inc. since October     served as the Area      TCW Galileo Funds,
                             2002.                  Managing Partner of     Inc. (mutual fund).
                                                    Ernst & Young for
                                                    the Pacific
                                                    Southwest Area.

Richard W. Call (79)         Mr. Call has served    Private Investor.       TCW Premier Funds
496 Prospect Terrace         as a director of TCW   Former President of     (mutual fund) and
Pasadena, CA 91103           Convertible            The Seaver Institute    TCW Galileo Funds,
Director                     Securities Fund,       (a private              Inc. (mutual fund).
                             Inc. since February    foundation).
                             1987.

Matthew K. Fong (50)         Mr. Fong has served    President, Strategic    Seismic Warning
Strategic Advisory Group     as a director of TCW   Advisory Group, Of      Systems, Inc., Viata
13191 Crossroad Parkway      Convertible            Counsel Sheppard,       Inc. (home
North City of Industry,      Securities Fund,       Mullin, Richter &       entertainment
CA 91746                     Inc. since May 2001.   Hamilton (law firm)     products), TCW
Director                                            since 1999. From        Galileo Funds, Inc.
                                                    1995 to 1998,           (mutual fund) and
                                                    Mr. Fong served as      TCW Premier Funds
                                                    Treasurer of the        (mutual fund).
                                                    State of California.

John A. Gavin (72)           Mr. Gavin has served   Founder and Chairman    Causeway Capital,
c/o Paul, Hastings,          as a director of TCW   of Gamma Holdings       TCW Galileo Funds,
Janofsky & Walker LLP        Convertible            (international          Inc. (mutual fund),
Counsel to the               Securities Fund,       capital consulting      TCW Premier Funds
Independent Directors        Inc. since May 2001.   firm).                  (mutual fund) and
515 South Flower Street                                                     Hotchkis and Wiley
Los Angeles, CA 90071                                                       Funds (mutual
Director                                                                    funds).

   NAME, ADDRESS,
      AGE AND                TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS
 POSITION WITH FUNDS        LENGTH OF TIME SERVED    DURING PAST 5 YEARS       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------
Patrick C. Haden (50)        Mr. Haden has served   General Partner,        Indy Mac Mortgage
300 South Grand Avenue       as a director of TCW   Riordan, Lewis &        Holdings (mortgage
Los Angeles, CA 90071        Convertible            Haden (private          banking), Bradshaw
Director                     Securities Fund,       equity partnership).    International Inc.
                             Inc. since May 2001.                           (housewares),
                                                                            Financial Pacific
                                                                            Insurance Group,
                                                                            Inc., Tetra Tech,
                                                                            Inc. (environmental
                                                                            consulting), TCW
                                                                            Premier Funds
                                                                            (mutual fund) and
                                                                            TCW Galileo Funds,
                                                                            Inc. (mutual fund).

Charles A. Parker (69)       Mr. Parker has         Private Investor.       Horace Mann
c/o Paul, Hastings,          served as a director                           Educators Corp.,
Janofsky & Walker LLP        of TCW Convertible                             trustee of the
Counsel to the               Securities Fund,                               Burridge Center for
Independent Directors        Inc. since May 1988.                           Research in Security
515 South Flower Street                                                     Prices (University
Los Angeles, CA 90071                                                       of Colorado),
Director                                                                    Amerindo Funds
                                                                            (mutual fund), TCW
                                                                            Galileo Funds, Inc.
                                                                            (mutual fund), and
                                                                            TCW Premier Funds
                                                                            (mutual fund).

Robert G. Sims (72)          Mr. Sims has served    Private Investor,       None.
16855 West Bernardo          as a director of TCW   Director, The TCW
Drive                        Convertible            Group, Inc.
Suite 250                    Securities Fund,
San Diego, CA 92127          Inc. since October
Director                     1991.

The officers of the Fund who are not directors of the Fund are:

                                           POSITION(S) HELD                PRINCIPAL OCCUPATION(S)
    NAME AND ADDRESS                         WITH COMPANY                  DURING PAST 5 YEARS (1)
-------------------------------------------------------------------------------------------------------
Alvin R. Albe, Jr. (50)*          President and Chief                   President and Director,
                                  Executive Officer                     the Advisor, Executive
                                                                        Vice President and
                                                                        Director of TCW Asset
                                                                        Management Company and
                                                                        Trust Company of the
                                                                        West; Executive Vice
                                                                        President, The TCW Group,
                                                                        Inc.; President, TCW
                                                                        Galileo Funds, Inc. and
                                                                        TCW Premier Funds.

                                           POSITION(S) HELD                PRINCIPAL OCCUPATION(S)
    NAME AND ADDRESS                         WITH COMPANY                  DURING PAST 5 YEARS (1)
-------------------------------------------------------------------------------------------------------
Mohan Kapoor (35)*                Senior Vice President                 Senior Vice President,
                                                                        the Advisor, TCW Asset
                                                                        Management Company and
                                                                        Trust Company of the
                                                                        West.

Thomas D. Lyon (44)*              Senior Vice President                 Managing Director, the
                                                                        Advisor, TCW Asset
                                                                        Management Company and
                                                                        Trust Company of the
                                                                        West.

Thomas E. Larkin, Jr. (64)*       Senior Vice President                 Vice Chairman, The TCW
                                                                        Group, Inc., the Advisor,
                                                                        TCW Asset Management
                                                                        Company and Trust Company
                                                                        of the West.

Hillary G.D. Lord (47)*           Senior Vice President and             Managing Director and
                                  Assistant Secretary                   Chief Compliance Officer,
                                                                        the Advisor, The TCW
                                                                        Group, Inc., TCW Asset
                                                                        Management Company and
                                                                        Trust Company of the
                                                                        West.

Philip K. Holl (53)*              Secretary and Associate               Senior Vice President and
                                  General Counsel                       Associate General
                                                                        Counsel, the Advisor, TCW
                                                                        Asset Management Company
                                                                        and Trust Company of the
                                                                        West; Secretary, TCW
                                                                        Galileo Funds, Inc. and
                                                                        TCW Premier Funds.

Michael E. Cahill (52)*           General Counsel and                   Managing Director,
                                  Assistant Secretary                   General Counsel and
                                                                        Secretary, the Advisor,
                                                                        The TCW Group, Inc., TCW
                                                                        Asset Management Company
                                                                        and Trust Company of the
                                                                        West; Senior Vice
                                                                        President and General
                                                                        Counsel, TCW Galileo
                                                                        Funds, Inc. and TCW
                                                                        Premier Funds.

David S. DeVito (40)*             Treasurer and Chief                   Managing Director and
                                  Financial Officer                     Chief Financial Officer,
                                                                        the Advisor, The TCW
                                                                        Group, Inc., TCW Asset
                                                                        Management Company and
                                                                        Trust Company of the
                                                                        West; Treasurer and Chief
                                                                        Financial Officer, TCW
                                                                        Galileo Funds, Inc. and
                                                                        TCW Premier Funds.

                                           POSITION(S) HELD                PRINCIPAL OCCUPATION(S)
    NAME AND ADDRESS                         WITH COMPANY                  DURING PAST 5 YEARS (1)
-------------------------------------------------------------------------------------------------------
George N. Winn (35)*              Assistant Treasurer                   Vice President, the Advisor,
                                                                        TCW Asset Management Company
                                                                        and Trust Company of the West.

(1) POSITIONS WITH THE TCW GROUP, INC. AND ITS AFFILIATES MAY HAVE CHANGED OVER TIME.

  * ADDRESS IS 865 SOUTH FIGUEROA STREET, 18TH FLOOR, LOS ANGELES, CALIFORNIA 90017

[TCW CONVERTIBLE SECURITIES FUND, INC. LOGO]

TCW CONVERTIBLE SECURITIES FUND, INC.

DIRECTORS AND OFFICERS

Ernest O. Ellison
CHAIRMAN

Samuel P. Bell
DIRECTOR

Richard W. Call
DIRECTOR

Matthew K. Fong
DIRECTOR

John A. Gavin
DIRECTOR

Patrick C. Haden
DIRECTOR

Charles A. Parker
DIRECTOR

Robert G. Sims
DIRECTOR

Alvin R. Albe, Jr.
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Mohan Kapoor
SENIOR VICE PRESIDENT

Thomas D. Lyon
SENIOR VICE PRESIDENT

Thomas E. Larkin, Jr.
SENIOR VICE PRESIDENT

Hilary G.D. Lord
SENIOR VICE PRESIDENT AND ASSISTANT SECRETARY

Philip K. Holl
SECRETARY AND ASSOCIATE GENERAL COUNSEL

Michael E. Cahill
GENERAL COUNSEL AND ASSISTANT SECRETARY

David S. DeVito
TREASURER AND CHIEF FINANCIAL OFFICER

George N. Winn
ASSISTANT TREASURER

SHAREHOLDER INFORMATION

INVESTMENT ADVISER
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017

TRANSFER AGENT, DIVIDEND REINVESTMENT AND DISBURSING AGENT AND REGISTRAR The Bank of New York
Church Street Station
P.O. Box #11002
New York, New York 10277-0770

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

INDEPENDENT AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

LEGAL COUNSEL
Dechert
1775 Eye Street N.W.
Washington DC, 20006

ITEM 2. CODE OF ETHICS. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management, serving on its audit committee.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

             (a) AUDIT FEES PAID BY REGISTRANT

                               2002            2003
                               ----            ----
                            $  34,650       $  37,275

             (b) AUDIT-RELATED FEES PAID BY REGISTRANT

                               2002            2003
                               ----            ----
                                 0               0

             (c) TAX FEES PAID BY REGISTRANT

                               2002            2003
                               ----            ----
                             $  6,043        $  6,027

             Fees were for the preparation and filing of the registrant's corporate returns.

             (d) ALL OTHER FEES PAID BY REGISTRANT

                               2002            2003
                               ----            ----
                                 0               0

             (e)(1) The registrant's audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not established pre-approval policies or procedures for services that the auditor may perform for the registrant.

             (e)(2) None

             (f) Not applicable.

             (g) No non-audit fees except as disclosed in Item 4(c) above were billed by the registrant's accountant for services rendered to the registrant, or rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

             (h) Not applicable.

ITEM 5.      AUDIT OF COMMITTEE OF LISTED REGISTRANTS.

             (a) The registrant has a separately-designated standing audit committee established in accordance with Section
                 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The registrant's audit committee members, consisting solely of independent directors are:
                                Samuel P. Bell
                                Richard W. Call
                                Matthew K. Fong
                                John A. Gavin
                                Patrick C. Haden
                                Charles A. Parker

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     PROXY VOTING GUIDELINES AND PROCEDURES

                                 (JANUARY 2004)

INTRODUCTION
Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as "TCW") act as investment advisors for a variety of clients, including mutual funds. In connection with these investment advisory duties, TCW exercises voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients' holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy voting committee (the "PROXY COMMITTEE") and adopted these proxy voting guidelines and procedures (the "GUIDELINES"). The Proxy Committee meets quarterly (or at such other frequency as determined by the Proxy Committee) to review the Guidelines and other proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, legal and marketing departments. TCW also uses an outside proxy voting service (the "OUTSIDE SERVICE") to help manage the proxy voting process. The Outside Service facilitates TCW's voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW's clients) and helps maintain TCW's proxy voting records. Under specified circumstances described below involving potential conflicts of interest, the Outside Service may also be requested to help decide certain proxy votes.

PHILOSOPHY
The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies, TCW's utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client's investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether TCW will vote for or against a particular type of proposal. TCW's underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW's clients, are best able to determine how best to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and the Outside Service.

GUIDELINES
The proxy voting decisions set forth below refer to proposals by company management except for the categories of "Shareholder Proposals" and "Social Issue Proposals." The voting decisions in these latter two categories refer to proposals by outside shareholders.

GOVERNANCE
  -  FOR director nominees in uncontested elections
  -  FOR management nominees in contested elections
  - FOR ratifying auditors, except AGAINST if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees
  -  FOR changing the company name
  -  FOR approving other business
  -  FOR adjourning the meeting
  -  FOR technical amendments to the charter and/or bylaws
  -  FOR approving financial statements

CAPITAL STRUCTURE
  -  FOR increasing authorized common stock
  -  FOR decreasing authorized common stock
  -  FOR amending authorized common stock
  - FOR the issuance of common stock, except AGAINST if the issued common stock has superior voting rights
  -  FOR approving the issuance or exercise of stock warrants
  - FOR authorizing preferred stock, except AGAINST if the board has unlimited rights to set the terms and conditions of the shares
  - FOR increasing authorized preferred stock, except AGAINST if the board has unlimited rights to set the terms and conditions of the shares

  -  FOR decreasing authorized preferred stock
  -  FOR canceling a class or series of preferred stock
  -  FOR amending preferred stock
  - FOR issuing or converting preferred stock, except AGAINST if the shares have voting rights superior to those of other shareholders
  -  FOR eliminating preemptive rights
  -  FOR creating or restoring preemptive rights
  -  AGAINST authorizing dual or multiple classes of common stock
  -  FOR eliminating authorized dual or multiple classes of common stock
  -  FOR amending authorized dual or multiple classes of common stock
  - FOR increasing authorized shares of one or more classes of dual or multiple classes of common stock, except AGAINST if it will allow the company to issue additional shares with superior voting rights
  -  FOR a stock repurchase program
  -  FOR A stock split
  - FOR a reverse stock split, except AGAINST if the company does not intend to proportionally reduce the number of authorized shares

MERGERS AND RESTRUCTURING
  -  FOR merging with or acquiring another company
  -  FOR recapitalization
  -  FOR restructuring the company
  -  FOR bankruptcy restructurings
  -  FOR liquidations
  -  FOR reincorporating in a different state
  -  FOR a leveraged buyout of the company
  -  FOR spinning off certain company operations or divisions
  -  FOR the sale of assets
  -  AGAINST eliminating cumulative voting
  -  FOR adopting cumulative voting

BOARD OF DIRECTORS
  -  FOR limiting the liability of directors
  -  FOR amending director liability provisions
  -  AGAINST indemnifying directors and officers
  - AGAINST amending provisions concerning the indemnification of directors and officers
  -  FOR setting the board size
  - FOR allowing the directors to fill vacancies on the board without shareholder approval
  - AGAINST giving the board the authority to set the size of the board as needed without shareholder approval
  - FOR a proposal regarding the removal of directors, except AGAINST if the proposal limits the removal of directors to cases where there is legal cause
  - FOR non-technical amendments to the company's certificate of incorporation, except AGAINST if an amendment would have the effect of reducing shareholders' rights

  - For non-technical amendments to the company's by laws, except against if an amendment would have the effect of reducing shareholder's rights

ANTI-TAKEOVER PROVISIONS
  -  AGAINST a classified board
  -  AGAINST amending a classified board
  -  FOR repealing a classified board
  -  AGAINST ratifying or adopting a shareholder rights plan (poison pill)
  -  AGAINST redeeming a shareholder rights plan (poison pill)
  -  AGAINST eliminating shareholders' right to call a special meeting
  -  AGAINST limiting shareholders' right to call a special meeting
  -  FOR restoring shareholders' right to call a special meeting
  -  AGAINST eliminating shareholders' right to act by written consent
  -  AGAINST limiting shareholders' right to act by written consent
  -  FOR restoring shareholders' right to act by written consent
  - AGAINST establishing a supermajority vote provision to approve a merger or other business combination
  - FOR amending a supermajority vote provision to approve a merger or other business combination, except AGAINST if the amendment would increase the vote required to approve the transaction
  - FOR eliminating a supermajority vote provision to approve a merger or other business combination
  - AGAINST adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
  - AGAINST amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
  - FOR eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
  - AGAINST expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid
  -  AGAINST establishing a fair price provision
  -  AGAINST amending a fair price provision
  -  FOR repealing a fair price provision
  -  FOR limiting the payment of greenmail
  -  AGAINST adopting advance notice requirements
  -  FOR opting out of a state takeover statutory provision
  -  AGAINST opt into a state takeover statutory provision

COMPENSATION
  - FOR adopting a stock incentive plan for employees, except decide on a CASE-BY-CASE basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

  - FOR amending a stock incentive plan for employees, except decide on a CASE-BY-CASE basis if the minimum potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock
  - FOR adding shares to a stock incentive plan for employees, except decide on a CASE-BY-CASE basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock
  -  FOR limiting per-employee option awards
  -  FOR extending the term of a stock incentive plan for employees
  - FOR adopting a stock incentive plan for non-employee directors, except decide on a CASE-BY-CASE basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
  - FOR amending a stock incentive plan for non-employee directors, except decide on a CASE-BY-CASE basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
  - FOR adding shares to a stock incentive plan for non-employee directors, except decide on a CASE-BY-CASE basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
  - FOR adopting an employee stock purchase plan, except AGAINST if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock's fair market value
  - FOR amending an employee stock purchase plan, except AGAINST if the proposal allows employees to purchase stock at prices of less than 75% of the stock's fair market value
  - FOR adding shares to an employee stock purchase plan, except AGAINST if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock's fair market value
  - FOR adopting a stock award plan, except decide on a CASE-BY-CASE basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
  - FOR amending a stock award plan, except AGAINST if the amendment shortens the vesting requirements or lessens the performance requirements
  - FOR adding shares to a stock award plan, except decide on a CASE-BY-CASE basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
  - FOR adopting a stock award plan for non-employee directors, except decide on a CASE-BY-CASE basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
  - FOR amending a stock award plan for non-employee directors, except decide on a CASE-BY-CASE basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.

  - FOR adding shares to a stock award plan for non-employee directors, except decide on a CASE-BY-CASE basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
  -  FOR approving an annual bonus plan
  -  FOR adopting a savings plan
  - FOR granting a one-time stock option or stock award, except decide on a CASE-BY-CASE basis if the plan dilution is more than 15% of the outstanding common equity
  -  FOR adopting a deferred compensation plan
  -  FOR approving a long-term bonus plan
  -  FOR approving an employment agreement or contract
  -  FOR amending a deferred compensation plan
  - FOR exchanging underwater options (options with a per-share exercise price that exceeds the underlying stock's current market price)
  -  FOR amending an annual bonus plan
  -  FOR reapproving a stock option plan or bonus plan for purposes of OBRA
  -  FOR amending a long-term bonus plan

SHAREHOLDER PROPOSALS
  -  FOR requiring shareholder ratification of auditors
  -  AGAINST requiring the auditors to attend the annual meeting
  -  AGAINST limiting consulting by auditors
  -  AGAINST requiring the rotation of auditors
  -  AGAINST restoring preemptive rights
  - FOR asking the company to study sales, spin-offs, or other strategic alternatives
  - FOR asking the board to adopt confidential voting and independent tabulation of the proxy ballots
  - AGAINST asking the company to refrain from counting abstentions and broker non-votes in vote tabulations
  - AGAINST eliminating the company's discretion to vote unmarked proxy ballots.
  -  FOR providing equal access to the proxy materials for shareholders
  -  AGAINST requiring the improvement of annual meeting reports
  -  AGAINST changing the annual meeting location
  -  AGAINST changing the annual meeting date
  -  AGAINST asking the board to include more women and minorities as directors.
  -  AGAINST seeking to increase board independence
  - AGAINST limiting the period of time a director can serve by establishing a retirement or tenure policy
  -  AGAINST requiring minimum stock ownership by directors
  - AGAINST providing for union or employee representatives on the board of directors
  - FOR increasing disclosure regarding the board's role in the development and monitoring of the company's long-term strategic plan
  -  FOR increasing the independence of the nominating committee
  -  FOR creating a nominating committee of the board

  -  AGAINST urging the creation of a shareholder committee
  - AGAINST asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors
  - AGAINST asking that a lead director be chosen from among the ranks of the non-employee directors
  -  FOR adopting cumulative voting
  - AGAINST requiring directors to place a statement of candidacy in the proxy statement
  - AGAINST requiring the nomination of two director candidates for each open board seat
  - AGAINST making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director's gross negligence and/or reckless or willful neglect
  -  FOR repealing a classified board
  - AGAINST asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan
  -  FOR eliminating supermajority provisions
  -  FOR reducing supermajority provisions
  -  AGAINST repealing fair price provisions
  -  FOR restoring shareholders' right to call a special meeting
  -  FOR restoring shareholders' right to act by written consent
  - FOR limiting the board's discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made
  - FOR seeking to force the company to opt out of a state takeover statutory provision
  -  AGAINST reincorporating the company in another state
  -  FOR limiting greenmail payments
  -  AGAINST restricting executive compensation
  -  FOR enhance the disclosure of executive compensation
  -  AGAINST restricting director compensation
  -  AGAINST capping executive pay
  -  AGAINST calling for directors to be paid with company stock
  -  AGAINST calling for shareholder votes on executive pay
  -  AGAINST calling for the termination of director retirement plans
  - AGAINST asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria
  - AGAINST seeking shareholder approval to reprice or replace underwater stock options
  -  FOR banning or calling for a shareholder vote on future golden parachutes
  -  AGAINST seeking to award performance-based stock options
  - AGAINST establishing a policy of expensing the costs of all future stock options issued by the company in the company's annual income statement
  - AGAINST requesting that future executive compensation be determined without regard to any pension fund income
  -  FOR creating a compensation committee
  - AGAINST requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues
  -  FOR increasing the independence of the compensation committee

  -  FOR increasing the independence of the audit committee
  -  FOR increasing the independence of key committees

SOCIAL ISSUE PROPOSALS

  -  FOR asking the company to develop or report on human rights policies
  - FOR asking the company to review its operations' impact on local groups, except AGAINST if the proposal calls for action beyond reporting
  -  AGAINST asking the company to limit or end operations in Burma
  -  FOR asking management to review operations in Burma
  - FOR asking management to certify that company operations are free of forced labor
  - AGAINST asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.
  - AGAINST asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts
  - AGAINST asking management to create a plan of converting the company's facilities that are dependent on defense contracts toward production for commercial markets
  - AGAINST asking management to report on the company's government contracts for the development of ballistic missile defense technologies and related space systems
  - AGAINST asking management to report on the company's foreign military sales or foreign offset activities
  -  AGAINST asking management to limit or end nuclear weapons production
  -  AGAINST asking management to review nuclear weapons production
  - AGAINST asking the company to establish shareholder-designated contribution programs
  -  AGAINST asking the company to limit or end charitable giving
  - FOR asking the company to increase disclosure of political spending and activities
  -  AGAINST asking the company to limit or end political spending
  -  FOR requesting disclosure of company executives' prior government service
  -  AGAINST requesting affirmation of political nonpartisanship
  - FOR asking management to report on or change tobacco product marketing practices, except AGAINST if the proposal calls for action beyond reporting
  -  AGAINST severing links with the tobacco industry
  -  AGAINST asking the company to review or reduce tobacco harm to health
  - FOR asking management to review or promote animal welfare, except AGAINST if the proposal calls for action beyond reporting
  - FOR asking the company to report or take action on pharmaceutical drug pricing or distribution, except AGAINST if the proposal asks for more than a report
  -  AGAINST asking the company to take action on embryo or fetal destruction
  - FOR asking the company to review or report on nuclear facilities or nuclear waste, except AGAINST if the proposal asks for cessation of nuclear-related activities or other action beyond reporting
  - FOR asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote AGAINST if the proposal asks for more than a report.

  -  AGAINST asking management to endorse the Ceres principles
  - FOR asking the company to control generation of pollutants, except AGAINST if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels
  - FOR asking the company to report on its environmental impact or plans, except AGAINST if management has issued a written statement beyond the legal minimum
  - FOR asking management to report or take action on climate change, except AGAINST if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases
  - FOR asking management to report on, label, or restrict sales of bioengineered products, except AGAINST if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products
  -  AGAINST asking the company to preserve natural habitat
  - AGAINST asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings
  - AGAINST requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions
  - FOR requesting reports and/or reviews of plans and/or policies on fair lending practices, except AGAINST if the proposal calls for action beyond reporting
  - AGAINST asking the company to establish committees to consider issues related to facilities closure and relocation of work
  - FOR asking management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except AGAINST if the company releases its EEO-1 reports
  -  AGAINST asking management to drop sexual orientation from EEO policy
  - AGAINST asking management to adopt a sexual orientation non-discrimination policy
  -  FOR asking management to report on or review Mexican operations
  -  AGAINST asking management to adopt standards for Mexican operations
  -  AGAINST asking management to review or implement the MacBride principles
  - AGAINST asking the company to encourage its contractors and franchisees to implement the MacBride principles
  - FOR asking management to report on or review its global labor practices or those of its contractors, except AGAINST if the company already reports publicly using a recognized standard or if the resolution asks for more than a report
  - AGAINST asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization's core labor conventions
  - FOR requesting reports on sustainability, except AGAINST if the company has already issued a report in GRI format

CONFLICT RESOLUTION
Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients' assets, keeping in mind the best interests of the beneficial owners.

A portfolio manager choosing to override the Guidelines must deliver a written rationale for each such decision to TCW's Proxy Specialist (the "PROXY SPECIALIST"), who will maintain such documentation in TCW's proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager's vote, she will obtain the approval of TCW's Director of Research (the "DIRECTOR OF RESEARCH") for the vote before submitting it. The Director of Research will review the portfolio manager's vote and make a determination. If the Director of Research believes it appropriate, she may elect to convene the Proxy Committee.

It is unlikely that serious conflicts of interest will arise in the context of TCW's proxy voting, because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict of interest arises in the context of voting proxies for TCW's clients, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is predetermined hereunder to be cast either in favor or against, then TCW will vote accordingly. On the other hand, if a potential conflict of interest arises and either there is no predetermined vote or such vote is to be decided on a case-by-case basis, then TCW will undertake the following analysis.

First, if a potential conflict of interest is identified because the issuer soliciting proxy votes is itself a client of TCW's (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW's), then the Proxy Committee will determine whether such relationship is material to TCW. In making this determination, a conflict of interest will usually not be deemed to be material unless the assets managed for that client by TCW exceed, in the aggregate, 0.25% (25 basis points) or more of TCW's total assets under management. If such a material conflict is deemed to have arisen, then TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an outside service for its independent consideration as to how the vote should be cast. Second, a potential conflict of interest may arise because an employee of TCW sits on the Board of a public company. The Proxy Specialist is on the distribution list for an internal chart that shows any Board seats in public companies held by TCW personnel. If there is a vote regarding such a company, and the portfolio manager wants to vote other than in accordance with the Guidelines, the Proxy Specialist will confirm that the portfolio manager has not spoken with the particular Board member and will provide the Proxy Committee with the facts and vote rationale so that it can vote the securities. The vote by the Proxy Committee will be documented.

Finally, if a portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and, as a group, the Proxy Committee will consider and cast the vote

PROXY VOTING INFORMATION AND RECORDKEEPING

Upon request, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations.

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TCW is prepared to explain to clients the rationale for votes cast on behalf of client accounts. To obtain proxy voting records, a client should contact the Proxy Specialist.

TCW or an outside service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an outside service, that outside service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW's response (whether a client's request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, TCW or an outside service will maintain any documentation related to an identified material conflict of interest.

TCW or an outside service will maintain these records in an easily accessible place for at least FIVE YEARS from the end of the fiscal year during which the last entry was made on such record. For the first TWO YEARS, TCW or an outside service will store such records at its principal office.

INTERNATIONAL PROXY VOTING

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company's shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Also, proxy votes against management rarely succeed. Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers international proxy voting on a case-by-case basis. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies. In addition, TCW will attempt to implement, to the extent appropriate, uniform voting procedures across countries.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

           (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c)

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               under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

           (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.   EXHIBITS.

           (a) EX-99.CODE - Code of Ethics

           (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Convertible Securities Funds, Inc.

By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                March 3, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                March 3, 2004

By (Signature and Title)
                                    ------------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                March 3, 2004

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